Quarterly Results of Operations (Unaudited) - Company's Unaudited Quarterly Results of Operations (Detail) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended						4 Months Ended		12 Months Ended
	Sep. 12, 2015	Jun. 20, 2015	Mar. 28, 2015	Sep. 06, 2014	Jun. 14, 2014	Mar. 22, 2014	Jan. 02, 2016	Jan. 03, 2015	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Quarterly Financial Information Disclosure [Abstract]
Revenue	$ 678.9	$ 630.1	$ 631.4	$ 711.1	$ 613.5	$ 627.6	$ 751.2	$ 808.9	$ 2,691.6	$ 2,761.1	$ 2,691.1
Gross profit	271.7	246.4	261.4	284.7	245.7	255.8	272.2	300.1	1,051.7	1,086.3	1,064.5
Net earnings (loss) attributable to Wolverine World Wide, Inc.	$ 45.8	$ 25.3	$ 40.1	$ 57.8	$ 27.5	$ 37.1	$ 11.6	$ 10.7	$ 122.8	$ 133.1	$ 100.4
Net earnings (loss) per share:
Earnings per share - Basic	$ 0.45	$ 0.25	$ 0.40	$ 0.58	$ 0.28	$ 0.37	$ 0.12	$ 0.11	$ 1.22	$ 1.33	$ 1.01
Earnings per share - Diluted	$ 0.44	$ 0.24	$ 0.39	$ 0.57	$ 0.27	$ 0.36	$ 0.12	$ 0.10	$ 1.20	$ 1.30	$ 0.99